Credit from Banks and Others (Information on Material Loans and Debentures) (Details)	12 Months Ended
Dec. 31, 2019
Loan from European Bank [Member] | December 2018 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	70
Carrying amount	70
Interest rate	Libor + 0.66%
Principal repayment date	December 2021
Loan from European Bank [Member] | May 2019 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	30
Carrying amount	30
Interest rate	Libor + 0.80%
Principal repayment date	May 2024
Loan-Israeli institutions [Member] | November 2013 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	300
Carrying amount	69
Interest rate	4.74%
Principal repayment date	2015-2024 (annual installment)
Additional information	Partially repaid
Debentures Series D [Member] | December 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	800
Carrying amount	183
Interest rate	4.50%
Principal repayment date	December 2024
Additional information	In July 2019 the credit rating company Fitch Ratings revised the Company’s rating outlook from “stable” to “positive”, while reaffirming the Company’s international credit rating BBB-. Fitch reaffirmed the BBB- rating for the Company’s senior debentures, redeemable at an interest of 4.5% (Debentures Series D), outstanding principal amount of $183 million due in 2024, and the Company’s senior debentures, redeemable at an interest of 6.375% (Debentures Series F), outstanding original principal amount of $600 million due in 2038. In July 2019, the credit rating agency S&P ratified the Company’s international credit rating, BBB- with a stable rating outlook.
Debentures Series E [Member] | April 2016 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	1,569
Carrying amount	452
Interest rate	2.45%
Principal repayment date	2021- 2024 (annual installment)
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	84 145 46
Carrying amount	84 145 46
Interest rate	4.55% 5.16% 5.31%
Principal repayment date	January 2021 January 2024 January 2026
Loan others [Member] | April 2019 [Member] | Chinese Yuan [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	200
Carrying amount	29
Interest rate	5.23%
Principal repayment date	April 2021
Debentures Series F [Member] | May 2018 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	600
Carrying amount	596
Interest rate	6.38%
Principal repayment date	May 2038
Additional information	In July 2019 the credit rating company Fitch Ratings revised the Company’s rating outlook from “stable” to “positive”, while reaffirming the Company’s international credit rating BBB-. Fitch reaffirmed the BBB- rating for the Company’s senior debentures, redeemable at an interest of 4.5% (Debentures Series D), outstanding principal amount of $183 million due in 2024, and the Company’s senior debentures, redeemable at an interest of 6.375% (Debentures Series F), outstanding original principal amount of $600 million due in 2038. In July 2019, the credit rating agency S&P ratified the Company’s international credit rating, BBB- with a stable rating outlook.